Earnings Per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted earnings per share computations
Net income from continuing operations before noncontrolling interests									$ 2,932	$ 17,758	$ 15,446
Less: Income attributable to noncontrolling interests									822	934	768
Net income from continuing operations attributable to Michael Baker Corporation	(2,192)	659	2,684	959	4,005	7,117	4,954	748	2,110	16,824	14,678
Net income/(loss) from discontinued operations, net of tax	(100)	322	(236)	737	380	116	(100)	84	723	480	(2,512)
Net income attributable to Michael Baker Corporation	$ (2,292)	$ 981	$ 2,448	$ 1,696	$ 4,385	$ 7,233	$ 4,854	$ 832	$ 2,833	$ 17,304	$ 12,166
Basic:
Weighted average shares outstanding									9,407	9,300	8,929
Earnings/(loss) per share:
Continuing operations									$ 0.22	$ 1.81	$ 1.64
Discontinued operations									$ 0.08	$ 0.05	$ (0.28)
Total									$ 0.30	$ 1.86	$ 1.36
Effect of dilutive securities
Contingently issuable shares and stock options									218	68	224
Weighted average shares outstanding									9,625	9,368	9,153
Earnings/(loss) per share:
Continuing operations	$ (0.23)	$ 0.07	$ 0.28	$ 0.10	$ 0.43	$ 0.76	$ 0.53	$ 0.08	$ 0.22	$ 1.80	$ 1.60
Discontinued operations	$ (0.01)	$ 0.03	$ (0.03)	$ 0.08	$ 0.04	$ 0.01	$ (0.01)	$ 0.01	$ 0.07	$ 0.05	$ (0.27)
Total									$ 0.29	$ 1.85	$ 1.33